Fair Value Measurements (Details) - Schedule of Company’s Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets:
Investments held in Trust Account	$ 47,360,604	$ 60,765,154
Liabilities:
Derivative Warrant Liability – Private Warrant	$ 9,300	$ 8,900